Long-Term Incentive Plan (Tables)	21 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of remaining non-vested shares

Table below show the remaining non-vested shares as of September 30, 2020:

	2020 Stock	2019 Stock
	Options	Options
	Outstanding(1)	Outstanding(1)
Non-vested at December 31, 2019	17,900	17,900
Granted	32,967	—
Forfeited	(3,350)	—
Vested	(200)
Non-vested at September 30, 2020	47,317	17,900